Shareholder Report, Average Annual Return (Details)	12 Months Ended	57 Months Ended
	Nov. 30, 2024	Nov. 30, 2024
One Rock Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	70.32%	35.15%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.89%	17.95%